Inventories	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Inventories
INVENTORIES
The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2014	2013
Finished goods	$903.7	$855.8
Work in process	266.4	278.0
Raw materials	612.7	600.3
Total	$1,782.8	$1,734.1

As of December 31, 2014 and 2013, the difference between inventories valued at LIFO and the value of that same inventory if the FIFO method had been used was not significant. The liquidation of LIFO inventory did not have a significant impact on the Company’s results of operations in any period presented.